TRANSAMERICA FUNDS

Transamerica Global Multifactor Macro

Transamerica Managed Futures Strategy

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica Global Multifactor Macro

The following information supplements and amends information concerning Transamerica Global Multifactor Macro:

The Board of Trustees has approved the liquidation of Transamerica Global Multifactor Macro (the “fund”) and its wholly owned Cayman Islands subsidiary effective on or about February 28, 2020. Effective after market close on or about December 27, 2019, the fund will be closed to new investors; and effective on or about February 7, 2020, the fund will be closed to additional investments from current investors.

In order to achieve an orderly liquidation, the fund’s assets will be converted into cash or cash equivalents. After the conversion, the fund will no longer be pursuing its stated investment objective.

Following the liquidation of the fund, all references to Transamerica Global Multifactor Macro are deleted in their entirety from the Prospectus and the Statement of Additional Information.

Effective on or about January 1, 2020, the information in the Prospectus and Summary Prospectus relating to Transamerica Global Multifactor Macro under the section entitled “Management” is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: AQR Capital Management, LLC

Portfolio Managers:

Jordan Brooks	Portfolio Manager	since 2015
Ronen Israel	Portfolio Manager	since 2019
Michael Katz	Portfolio Manager	since 2015
David Kupersmith	Portfolio Manager	since 2015
John M. Liew	Portfolio Manager	since 2015
Lars Nielsen	Portfolio Manager	since 2019

Effective on or about January 1, 2020, the following replaces the information in the Prospectus relating to Transamerica Global Multifactor Macro under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Global Multifactor Macro

Name	Employer	Positions Over Past Five Years
Jordan Brooks	AQR Capital Management, LLC	Portfolio Manager of the fund since 2015; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2009

Ronen Israel	AQR Capital Management, LLC	Portfolio Manager of the fund since 2019; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 1999

Michael Katz	AQR Capital Management, LLC	Portfolio Manager of the fund since 2015; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2007

David Kupersmith	AQR Capital Management, LLC	Portfolio Manager of the fund since 2015; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2011

John M. Liew	AQR Capital Management, LLC	Portfolio Manager of the fund since 2015; Founding Principal of AQR Capital Management, LLC in 1998

Lars Nielsen	AQR Capital Management, LLC	Portfolio Manager of the fund since 2019; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2000

Effective on or about January 1, 2020, the following replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers – AQR Capital Management, LLC (“AQR”)”:

Transamerica Global Multifactor Macro

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jordan Brooks	2	$152 million	2	$160.8 million	0	$0
Ronen Israel*	27	$13 billion	59	$23.1 billion	49	$25.2 billion
Michael Katz	10	$6.6 billion	23	$10.7 billion	4	$1.5 billion
David Kupersmith	1	$52.9 million	4	$783 million	0	$0
John M. Liew	20	$13.8 billion	32	$17 billion	31	$14.1 billion
Lars Nielsen*	28	$13.1 billion	59	$23.1 billion	49	$25.2 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jordan Brooks	0	$0	2	$160.8 million	0	$0
Ronen Israel*	0	$0	53	$20.6 billion	16	$7.4 billion
Michael Katz	0	$0	22	$10.7 billion	2	$497 million
David Kupersmith	0	$0	4	$783 million	0	$0
John M. Liew	0	$0	31	$17 billion	10	$5.5 billion
Lars Nielsen*	0	$0	53	$20.6 billion	16	$7.4 billion

*	as of October 31, 2019

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Transamerica Managed Futures Strategy

The following information supplements and amends information concerning Transamerica Managed Futures Strategy:

The Board of Trustees has approved the liquidation of Transamerica Managed Futures Strategy (the “fund”) and its wholly owned Cayman Islands subsidiary effective on or about February 28, 2020. Effective after market close on or about December 27, 2019, the fund will be closed to new investors; and effective on or about February 7, 2020, the fund will be closed to additional investments from current investors.

In order to achieve an orderly liquidation, the fund’s assets will be converted into cash or cash equivalents. After the conversion, the fund will no longer be pursuing its stated investment objective.

Following the liquidation of the fund, all references to Transamerica Managed Futures Strategy are deleted in their entirety from the Prospectus and the Statement of Additional Information.

Effective on or about January 1, 2020, the information in the Prospectus and Summary Prospectus relating to Transamerica Managed Futures Strategy under the section entitled “Management” is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: AQR Capital Management, LLC

Portfolio Managers:

Clifford S. Asness	Portfolio Manager	since 2010
Ari Levine	Portfolio Manager	since 2015
John M. Liew	Portfolio Manager	since 2010
Yao Hua Ooi	Portfolio Manager	since 2010

Effective on or about January 1, 2020, the following replaces the information in the Prospectus relating to Transamerica Managed Futures Strategy under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Managed Futures Strategy

Name	Employer	Positions Over Past Five Years
Clifford S. Asness	AQR Capital Management, LLC	Portfolio Manager of the fund since 2010; Managing and Founding Principal of AQR Capital Management, LLC in 1998

Ari Levine	AQR Capital Management, LLC	Portfolio Manager of the fund since 2015; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2007

John M. Liew	AQR Capital Management, LLC	Portfolio Manager of the fund since 2010; Founding Principal of AQR Capital Management, LLC in 1998

Yao Hua Ooi	AQR Capital Management, LLC	Portfolio Manager of the fund since 2010; Principal of AQR Capital Management, LLC; joined AQR Capital Management, LLC in 2004

Effective on or about January 1, 2020, the following replaces the corresponding information in the Statements of Additional Information in “Appendix B - Portfolio Managers – AQR Capital Management, LLC (“AQR”)”:

Transamerica Managed Futures Strategy

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Clifford S. Asness	30	$18.7 billion	42	$22.8 billion	67	$31.7 billion
Ari Levine	5	$8.1 billion	39	$21.6 billion	9	$4.5 billion
John M. Liew	20	$13.8 billion	32	$17 billion	31	$14.1 billion
Yao Hua Ooi	12	$12.2 billion	42	$21 billion	3	$1.1 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Clifford S. Asness	0	$0	40	$21 billion	25	$9.7 billion
Ari Levine	0	$0	36	$18.7 billion	3	$1.4 billion
John M. Liew	0	$0	31	$15.4 billion	10	$5.5 billion
Yao Hua Ooi	0	$0	40	$20 billion	2	$868 million

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Investors Should Retain this Supplement for Future Reference

December 10, 2019